UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock High Yield Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2013

Date of reporting period: 11/30/2012

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2012 (Unaudited)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)
	Shares	Value
Common Stocks

Auto Components — 0.9%
Dana Holding Corp.	11,100	$157,398
Delphi Automotive Plc (a)	7,237	245,989

		403,387

Biotechnology — 0.0%
Ironwood Pharmaceuticals, Inc. (a)	1,210	13,068

Capital Markets — 0.6%
American Capital Ltd. (a)	18,771	224,877
E*Trade Financial Corp. (a)	4,900	41,258

		266,135

Chemicals — 0.2%
ADA-ES, Inc. (a)	300	4,905
Huntsman Corp.	4,500	73,980

		78,885

Commercial Banks — 0.4%
CIT Group, Inc. (a)	5,216	193,253

Diversified Telecommunication Services — 0.3%
Broadview Networks Holdings, Inc. (a)	6,337	42,395
Level 3 Communications, Inc. (a)	4,300	81,098

		123,493

Hotels, Restaurants & Leisure — 0.0%
Travelport Worldwide Ltd. (a)(b)(c)	12,460	1,620

Insurance — 0.8%
American International Group, Inc. (a)	11,116	368,273

Media — 1.0%
Charter Communications, Inc., Class A (a)	6,440	456,274

Oil, Gas & Consumable Fuels — 0.0%
African Petroleum Corp. Ltd. (a)	17,200	19,924

Paper & Forest Products — 0.0%
Ainsworth Lumber Co. Ltd. (a)	2,234	7,309
Ainsworth Lumber Co. Ltd. (a)(b)	2,507	8,202

		15,511

Software — 0.1%
Bankruptcy Management Solutions, Inc. (a)	91	2
HMH Holdings/EduMedia (a)	3,231	64,623

		64,625

Wireless Telecommunication Services — 0.1%
MetroPCS Communications, Inc. (a)	6,580	70,077

Total Common Stocks – 4.4%		2,074,525

		Par (000)	Value
Corporate Bonds

Aerospace & Defense — 0.8%
Huntington Ingalls Industries, Inc., 6.88%, 3/15/18		USD160	$171,600
Kratos Defense & Security Solutions, Inc., 10.00%, 6/01/17		210	228,900

			400,500

Air Freight & Logistics — 0.4%
National Air Cargo Group, Inc.:
Series 1, 12.38%, 9/02/15		95	95,903
Series 2, 12.38%, 8/16/15		96	97,058

			192,961

Airlines — 1.4%
American Airlines Pass-Through Trust, Series 2011-2, Class A, 8.63%, 4/15/23		185	188,910
Continental Airlines, Inc. Pass-Through Trust, Series 2010-1, Class B, 6.00%, 7/12/20		89	90,785
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1, 6.72%, 7/02/24		104	114,367
US Airways Pass-Through Trust:
Series 2011-1, Class C 10.88%, 10/22/14		90	93,647
Series 2012-1, Class B 6.75%, 12/03/22 (d)		100	100,000
Series 2012-1, Class C 9.13%, 10/01/15		80	83,200

			670,909

Auto Components — 2.5%
Dana Holding Corp., 6.75%, 2/15/21		180	192,600
Delphi Corp., 6.13%, 5/15/21		30	33,150
Icahn Enterprises LP, 8.00%, 1/15/18		650	690,625
IDQ Holdings, Inc., 11.50%, 4/01/17 (e)		85	91,800
Jaguar Land Rover Plc, 8.25%, 3/15/20	GBP	100	176,237

			1,184,412

Beverages — 0.3%
Crown European Holdings SA, 7.13%, 8/15/18	EUR	92	131,616

Building Products — 0.8%
Building Materials Corp. of America (e):
7.00%, 2/15/20	USD	20	21,800
6.75%, 5/01/21		160	175,200
Momentive Performance Materials, Inc., 8.88%, 10/15/20 (e)		60	59,550

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 1

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Building Products (concluded)
USG Corp., 9.75%, 1/15/18	USD	100	$111,500

			368,050

Capital Markets — 0.9%
E*Trade Financial Corp.:
12.50%, 11/30/17		180	202,563
Series A 1.74%, 8/31/19 (f)(g)		71	63,190
KKR Group Finance Co. LLC, 6.38%, 9/29/20 (e)		110	128,814
Nuveen Investments, Inc., 9.13%, 10/15/17 (e)		47	46,648

			441,215

Chemicals — 4.0%
Basell Finance Co. BV, 8.10%, 3/15/27 (e)		60	81,000
Celanese US Holdings LLC, 5.88%, 6/15/21		300	335,250
Hexion US Finance Corp., 6.63%, 4/15/20		24	23,940
Huntsman International LLC, 8.63%, 3/15/21		25	28,313
INEOS Finance Plc (e):
8.38%, 2/15/19		100	106,625
7.50%, 5/01/20		75	77,437
Kraton Polymers LLC, 6.75%, 3/01/19		20	20,650
LyondellBasell Industries NV, 5.75%, 4/15/24		485	582,000
Nexeo Solutions LLC, 8.38%, 3/01/18		30	28,500
Nufarm Australia Ltd., 6.38%, 10/15/19 (e)		35	36,225
Orion Engineered Carbons Bondco GmbH, 9.63%, 6/15/18 (e)		200	216,500
PolyOne Corp., 7.38%, 9/15/20		35	37,975
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		65	66,462
TPC Group LLC, 8.25%, 10/01/17		55	61,050
Tronox Finance LLC, 6.38%, 8/15/20 (e)		205	201,925

			1,903,852

Commercial Banks — 0.8%
CIT Group, Inc.:
5.25%, 3/15/18		130	137,962
5.50%, 2/15/19 (e)		80	85,200
5.00%, 8/15/22		70	73,393
6.00%, 4/01/36		90	81,609

			378,164

Commercial Services & Supplies — 2.4%
ADS Waste Holdings, Inc., 8.25%, 10/01/20 (e)		46	48,070
		Par (000)	Value
Corporate Bonds

Commercial Services & Supplies (concluded)
ARAMARK Holdings Corp., 8.63%, 5/01/16 (c)(e)	USD	70	$71,751
Aviation Capital Group Corp., 6.75%, 4/06/21 (e)		92	95,488
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (e)		162	170,488
Brickman Group Holdings, Inc., 9.13%, 11/01/18 (e)		7	7,175
Catalent Pharma Solutions, Inc., 7.88%, 10/15/18 (e)		101	102,010
Clean Harbors, Inc.:
5.25%, 8/01/20		88	90,420
5.13%, 6/01/21 (d)(e)		35	35,787
Covanta Holding Corp., 6.38%, 10/01/22		135	146,395
HDTFS, Inc. (e):
5.88%, 10/15/20		15	15,488
6.25%, 10/15/22		45	46,631
Mead Products LLC/ACCO Brands Corp., 6.75%, 4/30/20 (e)		14	14,525
Mobile Mini, Inc., 7.88%, 12/01/20		60	65,175
RSC Equipment Rental, Inc., 8.25%, 2/01/21		77	86,240
Verisure Holding AB, 8.75%, 9/01/18	EUR	100	138,509
West Corp., 8.63%, 10/01/18	USD	25	25,812

			1,159,964

Communications Equipment — 1.3%
Avaya, Inc., 9.75%, 11/01/15		40	31,700
Frontier Communications Corp., 6.25%, 1/15/13		150	150,750
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20		155	169,337
10.13%, 7/01/20		220	246,400

			598,187

Computers & Peripherals — 0.3%
EMC Corp., Series B, 1.75%, 12/01/13 (g)		20	31,400
NCR Corp., 5.00%, 7/15/22 (e)		50	50,625
SanDisk Corp., 1.50%, 8/15/17 (g)		50	55,625

			137,650

Construction & Engineering — 0.2%
Boart Longyear Management Property Ltd., 7.00%, 4/01/21 (e)		35	34,650
H&E Equipment Services, Inc., 7.00%, 9/01/22 (e)		60	63,300

			97,950

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 2

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Construction Materials — 2.2%
HD Supply, Inc. (e):
8.13%, 4/15/19	USD	265	$298,788
11.00%, 4/15/20		240	277,200
11.50%, 7/15/20		305	333,212
Xefin Lux SCA, 8.00%, 6/01/18	EUR	100	134,607

			1,043,807

Consumer Finance — 1.5%
Credit Acceptance Corp., 9.13%, 2/01/17	USD	80	87,400
Ford Motor Credit Co. LLC:
12.00%, 5/15/15		120	147,300
6.63%, 8/15/17		230	267,853
5.88%, 8/02/21		200	229,190

			731,743

Containers & Packaging — 1.1%
Ardagh Packaging Finance Plc, 9.13%, 10/15/20 (e)		200	215,000
Berry Plastics Corp.:
4.26%, 9/15/14 (h)		50	50,000
8.25%, 11/15/15		20	20,900
9.75%, 1/15/21		30	34,125
Graphic Packaging International, Inc., 7.88%, 10/01/18		60	66,300
Smurfit Kappa Acquisitions, 7.75%, 11/15/19	EUR	64	91,888
Tekni-Plex, Inc., 9.75%, 6/01/19 (e)	USD	30	32,400

			510,613

Distributors — 0.5%
VWR Funding, Inc., 7.25%, 9/15/17 (e)		229	236,442

Diversified Consumer Services — 0.9%
313 Group, Inc. (e):
6.38%, 12/01/19		105	103,425
8.75%, 12/01/20		98	96,285
Laureate Education, Inc., 9.25%, 9/01/19 (e)		205	209,100
ServiceMaster Co., 8.00%, 2/15/20		35	35,612

			444,422

Diversified Financial Services — 4.6%
Aircastle Ltd.:
6.75%, 4/15/17		70	74,025
6.25%, 12/01/19 (e)		53	53,795
Ally Financial, Inc., 8.00%, 11/01/31		610	774,700
CNG Holdings, Inc., 9.38%, 5/15/20 (e)		80	81,400
DPL, Inc., 7.25%, 10/15/21		195	205,725
Leucadia National Corp., 8.13%, 9/15/15		140	158,200
		Par (000)	Value
Corporate Bonds

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	175	$185,500
5.75%, 10/15/20 (e)		390	398,775
6.88%, 2/15/21		115	123,912
WMG Acquisition Corp.:
11.50%, 10/01/18		72	81,360
6.00%, 1/15/21 (e)		54	55,350

			2,192,742

Diversified Telecommunication Services — 2.2%
Broadview Networks Holdings, Inc., 10.50%, 11/15/17		98	97,500
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp., 6.38%, 9/15/20 (e)		75	77,062
Consolidated Communications Finance Co., 10.88%, 6/01/20 (e)		55	59,125
Level 3 Communications, Inc., 8.88%, 6/01/19 (e)		55	57,750
Level 3 Financing, Inc.:
8.13%, 7/01/19		355	379,850
7.00%, 6/01/20 (e)		75	76,313
8.63%, 7/15/20		140	152,250
tw telecom holdings, Inc., 5.38%, 10/01/22 (e)		50	51,750
Windstream Corp.:
8.13%, 8/01/13		25	26,000
7.88%, 11/01/17		70	77,525

			1,055,125

Electric Utilities — 0.2%
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		84	91,831

Electrical Equipment — 0.3%
Belden, Inc., 5.50%, 9/01/22 (e)		60	60,750
General Cable Corp., 5.75%, 10/01/22 (e)		100	102,000

			162,750

Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 8.25%, 3/15/18		40	47,000

Energy Equipment & Services — 4.0%
Atwood Oceanics, Inc., 6.50%, 2/01/20		25	26,688
Calfrac Holdings LP, 7.50%, 12/01/20 (e)		65	63,700
Compagnie Générale de Géophysique, Veritas:
7.75%, 5/15/17		65	67,600
6.50%, 6/01/21		200	210,000
Forbes Energy Services Ltd., 9.00%, 6/15/19		60	54,150

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 3

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Energy Equipment & Services (concluded)
FTS International Services LLC/FTS International Bonds, Inc., 8.13%, 11/15/18 (e)	USD	214	$220,420
Gulfmark Offshore, Inc., 6.38%, 3/15/22 (e)		25	25,500
Hornbeck Offshore Services, Inc., 5.88%, 4/01/20		50	51,250
Key Energy Services, Inc., 6.75%, 3/01/21		75	75,187
MEG Energy Corp. (e):
6.50%, 3/15/21		205	213,969
6.38%, 1/30/23		75	77,812
Oil States International, Inc., 6.50%, 6/01/19		50	53,125
Peabody Energy Corp.:
6.25%, 11/15/21		230	238,625
7.88%, 11/01/26		65	69,875
Precision Drilling Corp.:
6.63%, 11/15/20		10	10,550
6.50%, 12/15/21		45	47,025
Seadrill Ltd., 5.63%, 9/15/17 (e)		410	410,000

			1,915,476

Food & Staples Retailing — 0.1%
Rite Aid Corp., 9.25%, 3/15/20		60	61,200

Food Products — 0.5%
Darling International, Inc., 8.50%, 12/15/18		20	22,925
Del Monte Corp., 7.63%, 2/15/19		9	9,248
Post Holdings, Inc., 7.38%, 2/15/22 (e)		110	117,562
Smithfield Foods, Inc., 6.63%, 8/15/22		82	86,920

			236,655

Health Care Equipment & Supplies — 2.5%
Biomet, Inc. (e):
6.50%, 8/01/20		254	265,430
6.50%, 10/01/20		383	379,170
DJO Finance LLC:
8.75%, 3/15/18 (e)		63	68,670
7.75%, 4/15/18		20	18,650
9.88%, 4/15/18 (e)		80	80,200
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/22 (e)		110	117,975
Fresenius Medical Care US Finance, Inc., 6.50%, 9/15/18 (e)		54	60,615
Fresenius US Finance II, Inc., 9.00%, 7/15/15 (e)		80	92,200
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/01/19 (e)		55	51,700
Teleflex, Inc., 6.88%, 6/01/19		50	53,875

			1,188,485

		Par (000)	Value
Corporate Bonds

Health Care Providers & Services — 7.7%
Aviv Healthcare Properties LP, 7.75%, 2/15/19	USD	95	$99,750
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		140	147,350
7.13%, 7/15/20		75	79,313
Crown Newco 3 Plc, 7.00%, 2/15/18	GBP	100	168,226
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	USD	148	154,660
HCA, Inc.:
8.50%, 4/15/19		25	28,063
6.50%, 2/15/20		370	415,325
7.88%, 2/15/20		115	129,231
7.25%, 9/15/20		410	457,150
5.88%, 3/15/22		35	38,063
4.75%, 5/01/23		120	121,200
Hologic, Inc., 6.25%, 8/01/20 (e)		158	167,875
IASIS Healthcare LLC, 8.38%, 5/15/19		260	245,700
INC Research LLC, 11.50%, 7/15/19 (e)		70	70,700
inVentiv Health, Inc., 10.00%, 8/15/18 (e)		5	4,350
Omnicare, Inc., 7.75%, 6/01/20		160	177,000
PSS World Medical, Inc., 6.38%, 3/01/22		58	68,150
Symbion, Inc., 8.00%, 6/15/16		55	56,650
Tenet Healthcare Corp.:
10.00%, 5/01/18		229	261,060
6.25%, 11/01/18		55	60,500
8.88%, 7/01/19		360	403,200
6.75%, 2/01/20 (e)		90	91,237
4.75%, 6/01/20 (e)		125	125,937
Vanguard Health Holding Co. II LLC, 7.75%, 2/01/19 (e)		75	77,250

			3,647,940

Health Care Technology — 1.1%
IMS Health, Inc. (e):
12.50%, 3/01/18		410	484,825
6.00%, 11/01/20		24	24,780

			509,605

Hotels, Restaurants & Leisure — 4.1%
Caesars Entertainment Operating Co., Inc.:
11.25%, 6/01/17		190	204,131
10.00%, 12/15/18		284	181,050
Caesars Operating Escrow LLC (e):
8.50%, 2/15/20		55	53,900
9.00%, 2/15/20		210	210,000
Diamond Resorts Corp., 12.00%, 8/15/18		200	216,000
El Dorado Resorts LLC, 8.63%, 6/15/19 (e)		25	24,125

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 4

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Hotels, Restaurants & Leisure (concluded)
MGM Resorts International:
10.38%, 5/15/14	USD	345	$385,537
4.25%, 4/15/15 (g)		183	186,317
11.13%, 11/15/17		185	203,038
MTR Gaming Group, Inc., 11.50%, 8/01/19 (c)		25	26,381
Station Casinos LLC, 3.66%, 6/18/18		111	94,073
Travelport LLC:
5.04%, 9/01/14 (h)		20	14,100
9.88%, 9/01/14		5	3,925
6.36%, 12/01/16 (c)(e)(h)		69	51,047
Tropicana Entertainment LLC, 9.63%, 12/15/14 (a)(b)		25	—
Wynn Las Vegas LLC, 5.38%, 3/15/22		100	106,000

			1,959,624

Household Durables — 2.6%
Beazer Homes USA, Inc., 6.63%, 4/15/18 (e)		10	10,650
Jarden Corp., 8.00%, 5/01/16		40	42,600
K. Hovnanian Enterprises, Inc.:
6.00%, 12/01/17 (g)		25	28,567
7.25%, 10/15/20 (e)		160	171,600
Libbey Glass, Inc., 6.88%, 5/15/20 (e)		100	107,000
PH Holding LLC, 9.75%, 12/31/17		55	53,900
Pulte Group, Inc., 6.38%, 5/15/33		30	29,400
The Ryland Group, Inc., 6.63%, 5/01/20		60	66,750
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	100	138,509
Standard Pacific Corp.:
10.75%, 9/15/16	USD	300	367,500
8.38%, 1/15/21		170	194,650

			1,211,126

Household Products — 0.9%
Ontex IV SA, 7.50%, 4/15/18 (e)	EUR	100	136,558
Spectrum Brands Escrow Corp. (e):
6.38%, 11/15/20	USD	63	65,362
6.63%, 11/15/22		40	41,900
Spectrum Brands, Inc.:
9.50%, 6/15/18		160	182,200
6.75%, 3/15/20 (e)		17	17,723

			443,743

Independent Power Producers & Energy Traders — 3.4%
The AES Corp., 7.38%, 7/01/21		45	49,838
Calpine Corp. (e):
7.25%, 10/15/17		27	28,890
7.50%, 2/15/21		13	14,365
7.88%, 1/15/23		63	70,245
Energy Future Holdings Corp., 10.00%, 1/15/20		265	281,562
		Par (000)	Value
Corporate Bonds

Independent Power Producers & Energy Traders (concluded)
Energy Future Intermediate Holding Co. LLC:
6.88%, 8/15/17 (e)	USD	125	$128,125
10.00%, 12/01/20		508	566,420
GenOn REMA LLC, 9.24%, 7/02/17		70	76,491
Laredo Petroleum, Inc.:
9.50%, 2/15/19		90	100,800
7.38%, 5/01/22		60	64,950
NRG Energy, Inc., 6.63%, 3/15/23 (e)		105	108,675
QEP Resources, Inc.:
5.38%, 10/01/22		56	59,080
5.25%, 5/01/23		40	42,000

			1,591,441

Industrial Conglomerates — 2.0%
Sequa Corp. (e):
11.75%, 12/01/15		350	362,250
13.50%, 12/01/15		586	609,208

			971,458

Insurance — 0.3%
CNO Financial Group, Inc., 6.38%, 10/01/20 (e)		37	38,665
Genworth Financial, Inc., 7.63%, 9/24/21		70	75,615
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (e)		40	37,300

			151,580

IT Services — 3.2%
Ceridian Corp., 8.88%, 7/15/19 (e)		245	262,150
Epicor Software Corp., 8.63%, 5/01/19		87	90,698
First Data Corp.:
7.38%, 6/15/19 (e)		265	272,287
8.88%, 8/15/20 (e)		90	98,550
6.75%, 11/01/20 (e)		255	256,912
8.25%, 1/15/21 (e)		37	36,908
12.63%, 1/15/21		181	190,502
SunGard Data Systems, Inc.:
7.38%, 11/15/18		150	159,938
6.63%, 11/01/19 (e)		130	132,600

			1,500,545

Machinery — 1.7%
The Manitowoc Co., Inc., 5.88%, 10/15/22		80	80,000
SPX Corp., 6.88%, 9/01/17		30	33,600
Terex Corp., 6.00%, 5/15/21		85	88,187
UR Merger Sub Corp.:
5.75%, 7/15/18 (e)		43	46,333
7.38%, 5/15/20 (e)		75	81,938
7.63%, 4/15/22 (e)		421	466,257

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 5

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Machinery (concluded)
UR Merger Sub Corp. (concluded):
6.13%, 6/15/23	USD	30	$30,825

			827,140

Media — 10.9%
Affinion Group, Inc., 7.88%, 12/15/18		130	104,000
AMC Networks, Inc., 7.75%, 7/15/21		40	45,400
Cablevision Systems Corp., 5.88%, 9/15/22		85	83,300
CCO Holdings LLC:
6.50%, 4/30/21		108	116,505
5.25%, 9/30/22		190	191,425
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (e)		195	161,850
Checkout Holding Corp., 13.99%, 11/15/15 (e)(f)		110	73,700
Cinemark USA, Inc., 8.63%, 6/15/19		35	38,675
Clear Channel Communications, Inc.:
9.00%, 12/15/19 (e)		88	79,750
9.00%, 3/01/21		76	67,070
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22 (e)		102	101,490
6.50%, 11/15/22 (e)		277	278,385
Series B 7.63%, 3/15/20		187	183,260
Cox Enterprises, Inc.:
Loan Close 2, 12.00%, 8/15/18		131	131,031
Loan Close 3, 4.00%, 8/15/18		150	149,807
Shares Loan, 12.00%, 8/15/18		155	154,504
DISH DBS Corp., 5.88%, 7/15/22		250	267,812
Harron Communications LP, 9.13%, 4/01/20 (e)		60	65,250
Intelsat Jackson Holdings SA (e):
7.25%, 10/15/20		110	117,150
6.63%, 12/15/22		27	27,000
Intelsat Luxembourg SA:
11.25%, 2/04/17		210	222,600
11.50%, 2/04/17(c)		153	162,371
Interactive Data Corp., 10.25%, 8/01/18		220	246,400
The Interpublic Group of Cos., Inc., 10.00%, 7/15/17		55	60,431
Kabel Deutschland Vertrieb und Service GmbH, 6.50%, 6/29/18	EUR	100	139,972
Lamar Media Corp., 5.88%, 2/01/22	USD	25	26,594
Live Nation Entertainment, Inc., 8.13%, 5/15/18 (e)		125	135,000
NAI Entertainment Holdings LLC, 8.25%, 12/15/17 (e)		94	103,870
		Par (000)	Value
Corporate Bonds

Media (concluded)
The New York Times Co., 6.63%, 12/15/16	USD	225	$245,250
Nielsen Finance LLC, 7.75%, 10/15/18		423	471,645
ProQuest LLC, 9.00%, 10/15/18 (e)		85	78,200
ProtoStar I Ltd., 18.00%, 10/15/13 (a)(b)(e)(g)		414	207
Unitymedia GmbH, 9.50%, 3/15/21	EUR	100	148,926
Unitymedia Hessen GmbH & Co. KG:
8.13%, 12/01/17 (e)	USD	345	374,325
7.50%, 3/15/19	EUR	112	159,696
Univision Communications, Inc., 6.75%, 9/15/22 (e)	USD	25	25,250
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (e)		45	46,125
Ziggo Bond Co. BV, 8.00%, 5/15/18	EUR	65	93,032

			5,177,258

Metals & Mining — 3.2%
ArcelorMittal:
9.50%, 2/15/15	USD	40	44,554
4.25%, 8/05/15		80	80,816
4.25%, 3/01/16		25	25,109
FMG Resources August 2006 Property Ltd. (e):
7.00%, 11/01/15		35	35,700
6.38%, 2/01/16		27	26,799
6.88%, 4/01/22		10	9,750
Global Brass and Copper, Inc., 9.50%, 6/01/19 (e)		50	53,750
GoldCorp, Inc., 2.00%, 8/01/14 (g)		85	96,209
Kaiser Aluminum Corp., 8.25%, 6/01/20		35	38,325
New Gold, Inc., 7.00%, 4/15/20 (e)		25	26,563
New World Resources NV, 7.88%, 5/01/18	EUR	60	79,789
Newmont Mining Corp., Series A, 1.25%, 7/15/14 (g)	USD	90	108,844
Novelis, Inc., 8.75%, 12/15/20		545	610,400
Schmolz + Bickenbach Luxembourg SA, 9.88%, 5/15/19	EUR	100	106,060
Steel Dynamics, Inc., 6.38%, 8/15/22 (e)	USD	40	41,800
Taseko Mines Ltd., 7.75%, 4/15/19		70	66,500
Walter Energy, Inc., 9.88%, 12/15/20 (e)		45	46,800

			1,497,768

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 6

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Multiline Retail — 0.7%
Dollar General Corp., 4.13%, 7/15/17	USD	134	$140,700
Dufry Finance SCA, 5.50%, 10/15/20 (e)		200	205,500

			346,200

Oil, Gas & Consumable Fuels — 10.0%
Access Midstream Partners LP, 6.13%, 7/15/22		45	47,700
Alpha Appalachia Holdings, Inc., 3.25%, 8/01/15 (g)		129	121,986
Aurora USA Oil & Gas, Inc., 9.88%, 2/15/17 (e)		115	121,900
Berry Petroleum Co., 6.38%, 9/15/22		70	72,100
BreitBurn Energy Partners LP, 7.88%, 4/15/22 (e)		40	41,100
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20		38	38,570
CCS, Inc., 11.00%, 11/15/15 (e)		95	96,187
Chaparral Energy, Inc., 7.63%, 11/15/22		35	35,963
Chesapeake Energy Corp.:
7.25%, 12/15/18		5	5,375
6.63%, 8/15/20		30	31,425
6.88%, 11/15/20		30	31,650
6.13%, 2/15/21		95	96,187
Concho Resources, Inc.:
7.00%, 1/15/21		25	27,563
6.50%, 1/15/22		20	21,800
5.50%, 10/01/22		80	82,600
Continental Resources, Inc., 7.13%, 4/01/21		60	67,650
Copano Energy LLC, 7.13%, 4/01/21		40	42,150
Crosstex Energy LP, 7.13%, 6/01/22 (e)		25	25,500
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22 (e)		65	64,025
Denbury Resources, Inc., 8.25%, 2/15/20		194	219,220
Energy XXI Gulf Coast, Inc.:
9.25%, 12/15/17		90	101,475
7.75%, 6/15/19		150	161,250
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.88%, 5/01/19		55	59,537
7.75%, 9/01/22		35	36,313
EV Energy Partners LP, 8.00%, 4/15/19		25	26,250
Halcon Resources Corp., 8.88%, 5/15/21 (e)		40	41,400
Hilcorp Energy I LP, 7.63%, 4/15/21 (e)		45	48,712
		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (continued)
Holly Energy Partners LP, 6.50%, 3/01/20 (e)	USD	25	$26,250
Kodiak Oil & Gas Corp., 8.13%, 12/01/19		60	65,400
Linn Energy LLC:
6.50%, 5/15/19		15	15,225
6.25%, 11/01/19 (e)		265	265,994
8.63%, 4/15/20		40	43,700
7.75%, 2/01/21		75	79,125
MarkWest Energy Partners LP, 5.50%, 2/15/23		45	47,363
Newfield Exploration Co., 6.88%, 2/01/20		135	145,294
Northern Oil and Gas, Inc., 8.00%, 6/01/20		55	56,650
Oasis Petroleum, Inc.:
7.25%, 2/01/19		45	47,925
6.50%, 11/01/21		50	52,625
Offshore Group Investments Ltd., 11.50%, 8/01/15		124	136,400
OGX Petroleo e Gas Participacoes SA, 8.38%, 4/01/22 (e)		200	163,000
PBF Holding Co. LLC, 8.25%, 2/15/20 (e)		50	52,500
PDC Energy, Inc., 7.75%, 10/15/22 (e)		35	35,350
PetroBakken Energy Ltd., 8.63%, 2/01/20 (e)		220	220,000
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (e)		95	99,750
Plains Exploration & Production Co., 6.88%, 2/15/23		190	195,700
Range Resources Corp.:
8.00%, 5/15/19		20	22,000
5.75%, 6/01/21		160	170,000
5.00%, 8/15/22		74	77,145
Regency Energy Partners LP, 5.50%, 4/15/23		60	63,000
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		205	221,400
6.50%, 11/01/20 (e)		55	55,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		155	161,587
8.13%, 10/15/22		45	48,150
7.50%, 2/15/23		95	98,800
SESI LLC:
6.38%, 5/01/19		55	58,575
7.13%, 12/15/21		40	44,500
SM Energy Co.:
6.63%, 2/15/19		20	21,150
6.50%, 11/15/21		45	47,475
6.50%, 1/01/23		65	68,575
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.88%, 10/01/20 (e)		26	27,040

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 7

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Oil, Gas & Consumable Fuels (concluded)
Vanguard Natural Resources, 7.88%, 4/01/20	USD	40	$40,900

			4,739,136

Paper & Forest Products — 1.1%
Ainsworth Lumber Co. Ltd., 7.50%, 12/15/17 (e)		60	61,800
Boise Paper Holdings LLC:
9.00%, 11/01/17		15	16,350
8.00%, 4/01/20		5	5,438
Clearwater Paper Corp.:
10.63%, 6/15/16		70	76,825
7.13%, 11/01/18		95	103,075
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/01/16 (e)		55	57,612
NewPage Corp., 11.38%, 12/31/14 (a)(b)		365	175,200
Sappi Papier Holding GmbH, 6.63%, 4/15/21 (e)		25	24,000

			520,300

Pharmaceuticals — 0.7%
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.50%, 12/01/19 (e)		30	33,750
Mylan, Inc., 6.00%, 11/15/18 (e)		20	22,050
Valeant Pharmaceuticals International (e):
6.50%, 7/15/16		130	137,150
6.88%, 12/01/18		45	48,656
6.38%, 10/15/20		70	74,375

			315,981

Professional Services — 0.2%
FTI Consulting, Inc., 6.75%, 10/01/20		7	7,438
Truven Health Analytics, Inc., 10.63%, 6/01/20 (e)		90	96,300

			103,738

Real Estate Investment Trusts (REITs) — 0.6%
Felcor Lodging LP, 6.75%, 6/01/19		181	190,503
The Rouse Co. LP, 6.75%, 11/09/15		85	89,356

			279,859

Real Estate Management & Development — 2.3%
CBRE Services, Inc., 6.63%, 10/15/20		55	60,087
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (e)		120	124,800
Mattamy Group Corp., 6.50%, 11/15/20 (e)		45	45,000
		Par (000)	Value
Corporate Bonds

Real Estate Management & Development (concluded)
Realogy Corp.:
11.50%, 4/15/17	USD	60	$64,950
12.00%, 4/15/17		15	16,200
7.88%, 2/15/19 (e)		345	365,700
7.63%, 1/15/20 (e)		120	133,800
9.00%, 1/15/20 (e)		55	61,050
Shea Homes LP, 8.63%, 5/15/19		205	225,500

			1,097,087

Road & Rail — 0.8%
The Hertz Corp.:
7.50%, 10/15/18		130	142,350
6.75%, 4/15/19 (e)		50	54,000
7.38%, 1/15/21		165	179,437

			375,787

Semiconductors & Semiconductor Equipment — 0.2%
Micron Technology, Inc., Series C, 2.38%, 5/01/32 (e)(g)		41	37,874
Spansion LLC, 7.88%, 11/15/17		50	50,250

			88,124

Software — 1.0%
Infor US, Inc., 9.38%, 4/01/19		280	312,200
Nuance Communications, Inc., 5.38%, 8/15/20 (e)		85	87,550
Sophia LP, 9.75%, 1/15/19 (e)		78	83,070

			482,820

Specialty Retail — 3.4%
Asbury Automotive Group, Inc.:
7.63%, 3/15/17		60	62,100
8.38%, 11/15/20		60	66,750
Claire's Stores, Inc., 9.00%, 3/15/19 (e)		149	158,499
House of Fraser Funding Plc, 8.88%, 8/15/18	GBP	100	161,817
Limited Brands, Inc.:
8.50%, 6/15/19	USD	140	170,800
5.63%, 2/15/22		25	27,000
Michaels Stores, Inc., 7.75%, 11/01/18 (e)		39	42,266
Party City Holdings, Inc., 8.88%, 8/01/20 (e)		173	183,380
Penske Automotive Group, Inc., 5.75%, 10/01/22 (e)		90	91,575
QVC, Inc. (e):
7.13%, 4/15/17		40	42,109
7.50%, 10/01/19		100	110,134
7.38%, 10/15/20		55	60,973
5.13%, 7/02/22		71	75,235
Sally Holdings LLC:
6.88%, 11/15/19		90	100,125
5.75%, 6/01/22		83	89,848
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (e)		90	90,562

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 8

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Corporate Bonds

Specialty Retail (concluded)
Sonic Automotive, Inc., 9.00%, 3/15/18	USD	65	$71,419

			1,604,592

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 6.88%, 5/01/22		75	78,656

Trading Companies & Distributors — 1.3%
Air Lease Corp., 4.50%, 1/15/16 (e)		100	100,750
Ashtead Capital, Inc., 6.50%, 7/15/22 (e)		90	95,850
Doric Nimrod Air Finance Alpha Ltd. (e):
Series 2012-1 6.50%, 5/30/21		200	204,440
Series 2012-1 5.13%, 11/30/24		200	207,500

			608,540

Transportation Infrastructure — 0.3%
Aguila 3 SA, 7.88%, 1/31/18		150	159,000

Wireless Telecommunication Services — 5.0%
Cricket Communications, Inc.:
7.75%, 5/15/16		250	264,375
7.75%, 10/15/20		35	36,138
Crown Castle International Corp., 5.25%, 1/15/23 (e)		105	109,725
Digicel Group Ltd. (e):
8.25%, 9/01/17		330	353,925
8.25%, 9/30/20		200	212,500
MetroPCS Wireless, Inc., 6.63%, 11/15/20		110	116,325
NII Capital Corp., 7.63%, 4/01/21		35	24,150
Phones4u Finance Plc, 9.50%, 4/01/18	GBP	100	165,022
Sprint Capital Corp., 6.88%, 11/15/28	USD	293	301,790
Sprint Nextel Corp. (e):
9.00%, 11/15/18		435	536,137
7.00%, 3/01/20		235	272,012

			2,392,099

Total Corporate Bonds – 105.7%			50,264,868

Floating Rate Loan Interests (h)

Airlines — 0.2%
Delta Air Lines, Inc., Term Loan B, 5.50%, 4/20/17		96	96,523

Auto Components — 0.1%
Schaeffler AG, Term Loan, 6.00%, 1/27/17		70	70,853

		Par (000)	Value
Floating Rate Loan Interests (h)

Building Products — 0.1%
Wilsonart International Holdings LLC, Term Loan B, 5.50%, 10/19/19	USD	70	$70,350

Capital Markets — 0.7%
American Capital Holdings, Inc., Term Loan, 5.50%, 8/22/16		156	157,950
Nuveen Investments, Inc.:
Incremental Term Loan, 7.25%, 5/13/17		80	80,400
Second Lien Term Loan, 8.25%, 2/28/19		70	71,050

			309,400

Chemicals — 0.4%
INEOS US Finance LLC, 6 Year Term Loan, 6.50%, 5/04/18		194	196,237

Commercial Services & Supplies — 0.6%
ADS Waste Holdings, Inc., Term Loan B, 5.25%, 10/09/19		75	75,787
AWAS Finance Luxembourg Sarl, Term Loan B, 5.25%, 6/10/16		100	101,114
Delos Aircraft, Inc., Term Loan B2, 4.75%, 4/12/16		100	101,063

			277,964

Communications Equipment — 0.7%
Avaya, Inc., Term Loan B1, 3.06%, 10/24/14		40	37,381
Zayo Group LLC, Term Loan B, 5.25%, 7/02/19		298	299,972

			337,353

Construction & Engineering — 0.5%
Safway Services LLC, Mezzanine Loan, 15.63%, 12/16/17		250	250,000

Construction Materials — 0.4%
HD Supply, Inc., Senior Debt B, 7.25%, 10/12/17		185	189,324

Consumer Finance — 1.4%
Springleaf Financial Funding Co., Term Loan, 5.50%, 5/10/17		661	652,903

Diversified Consumer Services — 0.1%
Laureate Education, Inc., Extended Term Loan, 5.25%, 6/18/18		25	24,586

Diversified Financial Services — 0.5%
Residential Capital LLC:
DIP Term Loan A1, 5.00%, 11/18/13		210	210,088
DIP Term Loan A2, 6.75%, 11/18/13		30	30,150

			240,238

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 9

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Diversified Telecommunication Services — 0.5%
Level 3 Financing, Inc.:
2016 Term Loan B, 4.75%, 2/01/16	USD	50	$50,000
2019 Term Loan B, 5.25%, 8/01/19		40	40,250
Term Loan, 4.75%, 8/01/19		150	150,750

			241,000

Energy Equipment & Services — 1.7%
Dynegy Midwest Generation LLC, Coal Co. Term Loan, 9.25%, 8/04/16		290	299,643
Dynegy Power LLC, Gas Co. Term Loan, 9.25%, 8/04/16		469	487,780
Tervita Corp., Incremental Term Loan, 6.50%, 11/14/14		45	44,625

			832,048

Food & Staples Retailing — 0.0%
US Foods, Inc., Extended Term Loan B, 5.75%, 3/31/17		15	14,573

Food Products — 0.1%
Advance Pierre Foods, Inc., Second Lien Term Loan, 5.75%, 7/10/17		35	35,324

Health Care Equipment & Supplies — 0.5%
Bausch & Lomb, Inc., Term Loan B, 5.25%, 5/17/19		50	50,460
Hupah Finance, Inc., Term Loan B, 6.25% - 7.25%, 1/21/19		129	130,482
LHP Hospital Group, Inc., Term Loan, 9.00%, 7/03/18		45	45,224

			226,166

Health Care Providers & Services — 0.6%
Genesis Healthcare Corp., Term Loan B, 10.00%, 9/25/17		30	28,875
Harden Healthcare LLC:
Add on Term Loan A, 7.75%, 3/02/15		71	68,999
Term Loan A, 8.50%, 3/02/15		60	59,040
inVentiv Health, Inc., Combined Term Loan, 6.50%, 8/04/16		146	137,583

			294,497

Hotels, Restaurants & Leisure — 1.9%
Caesars Entertainment Operating Co., Inc.:
Extended Term Loan B6, 5.46%, 1/26/18		40	36,154
Incremental Term Loan B4, 9.50%, 10/31/16		59	60,504
Term Loan B1, 3.21%, 1/28/15		95	92,031
		Par (000)	Value
Floating Rate Loan Interests (h)

Hotels, Restaurants & Leisure (concluded)
Caesars Entertainment Operating Co., Inc. (concluded):
Term Loan B2, 3.21%, 1/28/15	USD	70	$67,813
Term Loan B3, 3.22%, 1/28/15		10	9,688
Harrah's Property Co., Mezzanine Term Loan, 3.20%, 2/13/13		505	423,988
Sabre, Inc., Non-Extended Initial Term Loan, 2.21%, 9/30/14		5	4,694
Station Casinos, Inc., Term Loan B, 5.50%, 9/07/19		175	175,438
Travelport LLC:
Extended Tranche A Term Loan, 6.31%, 12/01/16		32	9,529
Extended Tranche B Term Loan, 13.81%, 12/01/16		104	7,828

			887,667

Industrial Conglomerates — 0.1%
Sequa Corp.:
Incremental Term Loan, 6.25%, 12/03/14		30	29,626
Term Loan, 3.46% - 3.61%, 12/03/14		20	19,504

			49,130

IT Services — 0.3%
Ceridian Corp., Extended Term Loan, 5.96%, 5/09/17		12	11,839
First Data Corp., Extended 2018 Term Loan B, 4.21%, 3/23/18		130	123,695

			135,534

Leisure Equipment & Products — 0.2%
Eastman Kodak Co., DIP Term Loan B, 8.50%, 7/19/13		110	109,678

Machinery — 0.2%
Rexnord Corp., Term Loan B, 4.50%, 4/02/18		99	100,036

Media — 3.8%
Affinion Group, Inc., Term Loan B, 6.50%, 7/16/15		5	4,533
Cengage Learning Acquisitions, Inc.:
Non-Extended Term Loan, 2.71%, 7/03/14		60	45,336
Tranche 1 Incremental, 7.50%, 7/03/14		239	193,594
Cequel Communications LLC, Term Loan B, 4.00%, 2/14/19		50	49,749
Clear Channel Communications, Inc.:
Term Loan B, 3.86%, 1/29/16		221	179,560
Term Loan C, 3.86%, 1/29/16		67	52,706

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 10

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

		Par (000)	Value
Floating Rate Loan Interests (h)

Media (concluded)
EMI Music Publishing Ltd., Term Loan B, 5.50%, 6/29/18	USD	45	$45,314
Getty Images, Inc., Term Loan B, 4.75%, 10/18/19		68	68,373
Intelsat Jackson Holdings Ltd., Term Loan B-1, 4.50%, 4/02/18		1,044	1,046,920
Interactive Data Corp., Term Loan B, 4.50%, 2/12/18		70	70,190
Univision Communications, Inc., Extended Term Loan, 4.46%, 3/31/17		44	42,919

			1,799,194

Metals & Mining — 1.0%
Constellium Holdco BV, Term Loan B, 9.25%, 5/25/18		70	69,825
FMG Resources August 2006 Property Ltd., Term Loan, 5.25%, 10/18/17		395	395,988

			465,813

Oil, Gas & Consumable Fuels — 1.2%
Chesapeake Energy Corp., Unsecured Term Loan, 5.75%, 12/01/17		240	235,800
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		153	152,767
Samson Investment Co., Second Lien Term Loan, 6.00%, 9/25/18		40	40,250
Vantage Drilling Co., Term Loan, 6.25%, 10/26/17		165	162,525

			591,342

Paper & Forest Products — 0.5%
NewPage Corp., DIP Term Loan, 8.75%, 3/07/13		100	99,938
Verso Paper Finance Holdings LLC, Term Loan, 6.56% - 7.31%, 2/01/13 (c)		239	119,683

			219,621

Pharmaceuticals — 0.1%
Pharmaceutical Product Development, Inc., Term Loan B, 6.25%, 12/05/18		50	50,301

Professional Services — 0.1%
Truven Health Analytics, Inc.(FKA Thomson Reuters (Healthcare), Inc.), Term Loan B, 5.75%, 6/01/19		60	59,835

Real Estate Investment Trusts (REITs) — 0.3%
iStar Financial, Inc., Term Loan, 5.75%, 9/28/17		130	130,335

		Par (000)	Value
Floating Rate Loan Interests (h)

Real Estate Management & Development — 0.4%
Realogy Corp.:
Extended Letter of Credit Loan, 4.46%, 10/10/16	USD	16	$16,016
Extended Term Loan, 4.46%, 10/10/16		123	122,433
Stockbridge SBE Holdings LLC, Term Loan B, 13.00%, 5/02/17		30	29,625

			168,074

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan A, 1.00%, 9/29/17		50	49,875

Software — 0.6%
Infor US, Inc., Term Loan B2, 5.25%, 4/05/18		204	206,379
Kronos, Inc., Second Lien Term Loan, 4/24/20		85	85,000

			291,379

Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		184	180,394

Wireless Telecommunication Services — 1.1%
Vodafone Americas Finance 2, Inc.:
Term Loan, 6.88%, 8/11/15		277	282,420
Term Loan B, 6.25%, 7/11/16 (c)		258	264,902

			547,322

Total Floating Rate Loan Interests – 21.4%			10,194,869

Preferred Securities

Capital Trusts

Insurance — 0.2%
Genworth Financial, Inc., 6.15%, 11/15/66 (h)		145	97,512

		Shares
Preferred Stocks

Auto Components — 0.4%
Dana Holding Corp., 4.00% (e)(g)		1,800	217,688

Diversified Financial Services — 1.2%
Ally Financial, Inc., 7.00% (e)		581	565,676

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 11

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY) (Percentages shown are based on Net Assets)

	Shares	Value
Preferred Stocks

Total Preferred Stocks – 1.6%		$783,364

Trust Preferreds

Diversified Financial Services — 1.0%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (h)	17,600	456,693

Total Preferred Securities – 2.8%		1,337,569

Warrants (i)

Diversified Telecommunication Services — 0.0%
NEON Communications, Inc. (Expires 12/02/12)	53,622	1

Software — 0.0%
Bankruptcy Management Solutions, Inc. (Expires 9/28/17)	61	—
HMH Holdings/EduMedia (Issued/Exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	176	—

		—

Total Warrants – 0.0%		1

Total Long-Term Investments (Cost – $61,525,898) – 134.3%		63,871,832

Short-Term Securities

Money Market Funds — 3.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (j)(k)	1,679,402	1,679,402

Total Short-Term Securities (Cost – $1,679,402) – 3.5%		1,679,402

	Contracts	Value
Options Purchased

Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/14/19, Broker Goldman Sachs Group, Inc.	3	$—

Total Options Purchased (Cost – $2,933) – 0.0%		—

Total Investments (Cost - $63,208,233*) – 137.8%		65,551,234
Liabilities in Excess of Other Assets – (37.8)%		(17,964,499)

Net Assets – 100.0%		$47,586,735

*	As of November 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$63,338,639

Gross unrealized appreciation	$3,262,490
Gross unrealized depreciation	(1,049,895)

Net unrealized appreciation	$2,212,595

(a)	Non-income producing security.
(b)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs Group, Inc.	$35,787	$788
Citigroup Inc.	$100,000	$—
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(g)	Convertible security.
(h)	Variable rate security. Rate shown is as of report date.
(i)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 12

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

(j)	Investments in issuers considered to be an affiliate of the Trust during the period ended November 30, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2012	Net Activity	Shares Held at November 30, 2012	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,204,968	474,434	1,679,402	$211

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

DIP	Debtor-In-Possession
EBITDA	Earnings Before Interest Taxes Depreciation and Amortization
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
USD	US Dollar

•	Financial futures contracts sold as of November 30, 2012 were as follows:
Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
9	S&P 500 E-Mini Index	Chicago Mercantile	December 2012	USD	$636,480	$(8,140)

•	Foreign currency exchange contracts as of November 30, 2012 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	578,439	GBP	360,000	UBS AG	1/16/13	$1,710
USD	122,989	EUR	95,000	Citigroup Inc.	1/23/13	(628)
USD	1,470,082	EUR	1,121,000	UBS AG	1/23/13	11,410
Total						$12,492

•	Credit default swaps - buy protection outstanding as of November 30, 2012 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Depreciation
Republic of Hungary	1.00%	Deutsche Bank AG	12/20/15	USD	50	$(1,326)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	225	(2,564)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	USD	35	(1,171)
Israel (State of)	1.00%	Deutsche Bank AG	3/20/17	USD	100	(3,405)
K. Hovnanian Enterprises, Inc.	5.00%	Credit Suisse Group AG	9/20/17	USD	12	(68)
K. Hovnanian Enterprises, Inc.	5.00%	Deutsche Bank AG	9/20/17	USD	6	(27)
K. Hovnanian Enterprises, Inc.	5.00%	JPMorgan Chase & Co.	9/20/17	USD	6	(34)
Beazer Home USA, Inc.	5.00%	Bank of America Corp.	12/20/17	USD	15	(64)
Total						$(8,659)

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 13

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	Credit default swaps - sold protection outstanding as of November 30, 2012 were as follows:
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Air Lease Corp.	5.00%	Goldman Sachs Group, Inc.	2/14/13	Not Rated	USD	100	$849
CIT Group, Inc.	5.00%	Deutsche Bank AG	9/20/15	BB-	USD	500	67,090
Caesars Entertainment Operating Co., Inc.	5.00%	JPMorgan Chase & Co.	12/20/15	CCC	USD	46	1,439
ARAMARK Corp.	5.00%	Credit Suisse Group AG	9/20/16	B	USD	50	5,278
ARAMARK Corp.	5.00%	Deutsche Bank AG	3/20/17	B	USD	35	2,086
Crown Castle International Corp.	7.25%	Deutsche Bank AG	3/20/17	B-	USD	80	11,246
CCO Holdings LLC	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	280	58,968
Total							$146,956

[1]	Using Standard & Poor’s rating.
[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 14

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long -Term
Investments:
Common Stocks	$1,711,694	$255,811	$107,020	$2,074,525
Corporate Bonds	—	49,484,958	779,910	50,264,868
Floating Rate Loan Interests	—	8,010,515	2,184,354	10,194,869
Preferred Securities	456,693	880,876	—	1,337,569
Warrants	—	—	1	1
Short-Term Securities	1,679,402	—	—	1,679,402
Total	$3,847,789	$58,632,160	$3,071,285	$65,551,234

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$8,803	$138,153	$146,956
Foreign currency exchange contracts	—	13,120	—	13,120
Liabilities:
Credit contracts	—	(8,659)	—	(8,659)
Equity contracts	$(8,140)	—	—	(8,140)
Foreign currency exchange contracts	—	(628)	—	(628)
Total	$(8,140)	$12,636	$138,153	$142,649
[1]	Derivative financial instruments are swaps, foreign currency exchange contracts, and financial futures contracts. Swaps, foreign currency exchange contracts, and financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 15

Schedule of Investments (continued)	BlackRock High Yield Trust (BHY)

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of November 30, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$25,002	—	—	$25,002
Cash pledged as collateral for financial futures contracts	38,000	—	—	38,000
Liabilities:
Loans Payable	—	$(19,000,000)	—	(19,000,000)
Total	$63,002	$(19,000,000)	—	$(18,936,998)

There were no transfers between Level 1 and Level 2 during the period ended November 30, 2012.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Warrants	Total
Assets:
Opening Balance, as of August 31, 2012	$1	$638,018	$1,898,540	$1	$2,536,560
Transfers into Level 3[1]	79,163	—	477,762	—	556,925
Transfers out of Level 3[1]	—	—	(100,938)	—	(100,938)
Accrued discounts/premiums	—	30	4,286	—	4,316
Net realized gain (loss)	—	—	14,163	—	14,163
Net change in unrealized appreciation/depreciation[2]	(31,184)	(40,544)	(12,913)	—	(84,641)
Purchases	59,040	189,281	232,381	—	480,702
Sales	—	(6,875)	(328,927)	—	(335,802)
Closing Balance, as of November 30, 2012	$107,020	$779,910	$2,184,354	$1	$3,071,285

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period. As of August 31, 2012, the Trust used observable inputs in determining the value of certain investments. As of November 30, 2012, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $556,925 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	The change in unrealized appreciation/ depreciation on investments still held as of November 30, 2012 was $(74,036).

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 16

Schedule of Investments (concluded)	BlackRock High Yield Trust (BHY)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Credit Contracts
Assets:
Opening Balance, as of August 31, 2012	$90,639
Transfers into Level 3[1]	—
Transfers out of Level 3[1]	—
Accrued discounts/ premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[2]	47,514
Purchases	—
Issues[3]	—
Sales	—
Settlements[4]	—
Closing Balance, as of November 30, 2012	$138,153

[1]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[2]	The change in unrealized appreciation/ depreciation on derivative financial instruments still held as of November 30, 2012 was $47,514.
[3]	Issues represent upfront cash received on certain derivative financial instruments.
[4]	Settlements represent periodic contractual cash flows and/or cash flows to terminate certain derivative financial instruments.

The following table summarizes the valuation techniques used and unobservable inputs developed by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments and derivative financial instruments as of November 30, 2012. The table does not include Level 3 investments and derivative financial instruments with values derived utilizing transaction prices from recent prior transactions or third party pricing information without adjustment for which such inputs are also unobservable. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments and derivative financial instruments. The value of Level 3 investments and derivative financial instruments derived using prices from prior transactions and/or third party pricing information is $1,943,518.

	Value	Valuation Techniques	Unobservable Inputs[1]	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs[2]
Assets:
Common Stocks	$ 42,395	Restructure Terms[3]	N/A	–	–
Corporate Bonds	725,803	Market Comparable Companies	EBITDA Multiple	6.0x	6.0x
			Yield	9.67%-12.1%	10.4%
		Restructure Terms[3]	N/A	–	–
Floating Rate Loan Interests	497,722	Market Comparable Companies	Yield	9.64%	9.64%
			Illiquidity Discount	50.0%	50.0%
		Cost	N/A4	–	–
Total	$1,265,920

[1]	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
EBITDA Multiple	Increase	Decrease
Illiquidity Discount	Decrease	Increase
Yield	Decrease	Increase

[2]	Unobservable inputs are weighted based on the value of the investments included in the range.
[3]	Investment is valued based on the company’s financial restructuring plan.
[4]	The Trust fair values certain of its Level 3 investments using prior transaction prices (acquisition cost), although the transaction may not have occurred during the current reporting period. In such cases, the investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

BLACKROCK HIGH YIELD TRUST	NOVEMBER 30, 2012 17

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date: January 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date: January 23, 2013